LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule Of Leases
Thousands of United States dollars	Year ended December 31, 2021	Year ended December 31, 2020
Lease expense
Amortization expense by class of underlying asset
Office Space	$196	$26
Building	10	-
Land	57	54
Total amortization expense	263	80
Interest on lease liabilities	52	16
Short-term and low value assets lease expense	14	-
Total lease expense	$329	$96

Other Information
Additions to right of use assets	$1,233	$94

Cash paid for amounts included in the measurement of lease liabilities
Financing cash flows from leases (interest)	44	16
Financing cash flows from leases (principal)	213	67
Operating cash flows for short term and low value asset leases	13	-
Total cash outflows from leases	$270	$83

Carrying amount of right of use asset by class of underlying asset
Office Space	$1,079	$70
Building	10	-
Land	140	248
Total carrying amount of right of use assets	$1,229	$318

Schedule Of Balances Of Lease Liability
Thousands of United States dollars	Year ended December 31, 2021
2022	$519
2023	468
2024	329
2025	115
2026	84
Thereafter	-
Total undiscounted cash flows	$1,515
Less: present value discount	(195)
Total lease liabilities	$1,320